Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

3. Acquisitions

InfrastruX

On July 1, 2010, the Company completed the acquisition of 100 percent of the outstanding stock of InfrastruX for a purchase price of $476,398, inclusive of certain working capital adjustments. The Company paid $362,980 in cash, a portion of which was used to retire InfrastruX indebtedness and pay InfrastruX transaction expenses, and issued 7,923,308 shares of the Company’s common stock to the shareholders of InfrastruX. Cash paid was comprised of $62,980 in cash from operations and $300,000 from a new term loan facility. The acquisition was completed pursuant to an Agreement and Plan of Merger (the “Merger Agreement”), dated March 11, 2010.

InfrastruX was a privately-held firm based in Seattle, Washington and provides design, construction, maintenance, engineering and other infrastructure services to the utility industry across the U.S. market.

This acquisition provides the Company the opportunity to strengthen its presence in the infrastructure markets within the utility industry.

Consideration

Total consideration transferred in acquiring InfrastruX is summarized as follows:

Proceeds from newly issued term loan facility	$300,000
Cash provided from operations	62,980

Total cash consideration	362,980
Issuance of WG common stock	58,078	(1)
Contingent consideration	55,340	(2)

Total consideration	$476,398

(1)	Represents 7,923,308 shares issued, which have been valued at the closing price of Company stock on July 1, 2010, the acquisition date.
(2)	Estimated as of acquisition announcement based on a probability estimate of InfrastruX’s EBITDA achievements during the earnout period. See Note 17 – Fair Value Measurements.

This transaction has been accounted for using the acquisition method of accounting which requires that, among other things, assets acquired and liabilities assumed be recorded at their fair values as of the acquisition date. The excess of the consideration transferred over those fair values is recorded as goodwill.

The allocation of purchase price to acquired assets and liabilities is as follows:

Assets acquired:
Cash and cash equivalents	$9,278
Accounts receivable	124,856
Inventories	4,501
Prepaid expenses and other current assets	39,565
Property, plant and equipment	156,160
Intangible assets	168,409
Goodwill (as revised)	159,963	(1, 2)
Other long-term assets	21,924
Liabilities assumed:
Accounts payable and other accrued liabilities	(97,985)
Capital lease obligations	(4,977)
Vendor related debt	(2,761)
Deferred income taxes and other liabilities (as revised)	(80,445	)(1)
Other long-term liabilities	(22,090)

Net assets acquired	$476,398

(1)	Includes a reduction of $15,457 related to the allocation of income taxes erroneously recorded at the acquisition date. For additional information, see Note 2 – Revision of Consolidated Balance Sheet.
(2)	Includes post-acquisition purchase price adjustment of $9,402 related to the settlement of working capital balances in the first quarter of 2011.

The Company has consolidated InfrastruX in its financial results as the Utility T&D segment from the date of the acquisition.

Property, plant and equipment (“PP&E”)

A step-up adjustment of $25,077 was recorded to present the PP&E acquired at its estimated fair value. The weighted average useful life used to calculate depreciation of the step up related to PP&E is approximately seven years.

Intangible assets and Goodwill

The following table summarizes the fair value estimates recorded for the identifiable intangible assets and their estimated useful lives:

	Estimated Fair Value	Estimated Useful Life
Trade name	$12,779	10 years
Customer relationships	150,130	15 years
Technology	5,500	10 years

Total identifiable intangible assets	$168,409

The amortizable intangible assets have useful lives ranging between ten years and fifteen years and a weighted average useful life of 14.2 years. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired. Goodwill associated with this transaction is not expected to be deductible for tax purposes. The goodwill recorded in connection with this acquisition is included in the Utility T&D segment. A significant portion of the customer relationship intangible recorded in this transaction relates to a single customer.

Deferred taxes

The Company provided deferred taxes and other tax liabilities as part of the acquisition accounting related to the estimated fair market value adjustments for acquired intangible assets and PP&E. An adjustment of $80,445 was recorded to present the deferred taxes and other tax liabilities at fair value.

Pro Forma Impact of the Acquisition

The following unaudited supplemental pro forma results present consolidated information as if the acquisition had been completed as of January 1, 2010 and January 1, 2009. The unaudited pro forma results include: (i) the amortization associated with an estimate of the acquired intangible assets, (ii) interest expense associated with debt used to fund a portion of the acquisition and reduced interest income associated with cash used to fund a portion of the acquisition, (iii) the impact of certain fair value adjustments such as additional depreciation expense for adjustments to property, plant and equipment and reduction to interest expense for adjustments to debt, and (iv) costs directly related to acquiring InfrastruX. The unaudited pro forma results do not include any potential synergies, cost savings or other expected benefits of the acquisition. Accordingly, the unaudited pro forma results should not be considered indicative of the results that would have occurred if the acquisition and related borrowings had been consummated as of January 1, 2010, nor are they indicative of future results.

	Year Ended December 31, (Unaudited)
	2010	2009
Revenues	$1,500,729	$1,858,549

Net (loss) attributable to Company shareholders	(53,089)	(20,984)
Basic net (loss) per share	(1.15)	(0.45)
Diluted net (loss) per share	(1.15)	(0.45)

Wink Companies, LLC

Effective July 9, 2009, the Company acquired the engineering business of Wink, a privately-held firm based in Baton Rouge, Louisiana. Wink serves primarily the U.S. market from its regional offices in Louisiana and Mississippi, providing multi-disciplinary engineering services to clients in the petroleum refining, chemicals and petrochemicals and oil and gas industries. This acquisition provides the Company the opportunity to offer fully integrated EPC services to the downstream hydrocarbon industries. The total purchase price of $17,431 was comprised of $6,075 in cash paid, $10,236 in debt assumed and $1,120 related to the assumption of an unfavorable lease relative to market value. In addition, the Company incurred transaction-related costs of approximately $600.

The Company has consolidated Wink in its financial results as part of its Oil & Gas segment from the date of acquisition. The allocation of purchase price to acquired assets and liabilities is as follows:

Assets acquired:
Cash and cash equivalents	$2,356
Accounts receivable	5,876
Other current assets	7,513
Property, plant and equipment	6,441
Other long-term assets	80
Amortizable intangible assets:
Customer relationships	1,101	(1)
Trademark / Tradename	1,300
Non-compete agreement	1,100
Goodwill	3,899	(1)
Liabilities assumed:
Other liabilities	(12,235)

Net assets acquired	$17,431

(1)	Includes an approximate $300 post-acquisition reclassification from customer relationships to goodwill.

The amortizable intangible assets have useful lives ranging between five years and ten years and a weighted average useful life of 8.3 years. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired and is deductible for tax purposes. The goodwill recorded in connection with this acquisition was included in the Oil & Gas segment.

The results and operations for Wink have been included in the Consolidated Statements of Operations since the completion of the acquisition on July 9, 2009. This acquisition does not have a material impact on the Company’s results of operations. Accordingly, pro forma disclosures have not been presented.